Investments in Affiliates and Joint Ventures	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates and Joint Ventures	INVESTMENTS IN AFFILIATES AND JOINT VENTURES

	Nine months ended September 30,
(in thousands of $)	2019	2018
Share of net (losses)/earnings in Golar Partners	(27,457)	15,541
Share of net losses in Golar Power	(18,135)	(16,985)
Share of net losses in OneLNG	—	(2,047)
Share of net losses in Avenir	(1,228)	—
Share of net losses in others	(810)	(56)
	(47,630)	(3,547)

The carrying amounts of our investments in our equity method investments as at September 30, 2019 and December 31, 2018 are as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Golar Partners	216,092	271,160
Golar Power	257,537	266,151
Avenir	28,436	28,710
Others	5,035	5,761
Investments in affiliates	507,100	571,782